Label	Element	Value
Amplify Weight Loss Drug & Treatment ETF | Eli Lilly & Co. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	14.60%
Amplify Weight Loss Drug & Treatment ETF | Novo Nordisk AS [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	13.40%
Amplify Weight Loss Drug & Treatment ETF | Roche Holding AG [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.30%
Amplify Weight Loss Drug & Treatment ETF | Thermo Fisher Scientific, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.20%
Amplify Weight Loss Drug & Treatment ETF | AstraZeneca PLC [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.10%
Amplify Weight Loss Drug & Treatment ETF | Amgen, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.80%
Amplify Weight Loss Drug & Treatment ETF | Pfizer, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.80%
Amplify Weight Loss Drug & Treatment ETF | Merck & Co., Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.80%
Amplify Weight Loss Drug & Treatment ETF | FUJIFILM Holdings Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.70%
Amplify Weight Loss Drug & Treatment ETF | Chugai Pharmaceutical Co. Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.60%
Amplify Weight Loss Drug & Treatment ETF | Health Care [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	90.30%
Amplify Weight Loss Drug & Treatment ETF | Information Technology [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.70%
Amplify Weight Loss Drug & Treatment ETF | Materials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.10%
Amplify Weight Loss Drug & Treatment ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.90%